Schedule of investments
Delaware Ivy Municipal High Income Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.07%
Corporate Revenue Bonds — 22.38%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #	5,350,000	$ 3,745,000
Series A 144A 7.75% 7/1/50 #	1,000,000	700,000
Buckeye Ohio Tobacco Settlement Financing Authority
Series B-2 5.00% 6/1/55	12,470,000	10,839,922
California County Tobacco Securitization Agency
Series D 8.238% 6/1/55 ^	6,250,000	388,750
Chicago, Illinois O'Hare International Airport Revenue
(Trips Obligated Group) 5.00% 7/1/48 (AMT)	1,000,000	984,090
Children's Trust Fund
Series A 7.713% 5/15/57 ^	225,000,000	14,874,750
District of Columbia Tobacco Settlement Financing
(Asset Backed Bonds) Series C 0.15% 6/15/55 ^	60,000,000	5,364,000
Erie Tobacco Asset Securitization
(Asset Backed Bonds) Series D 0.675% 6/1/55 ^	4,000,000	186,280
Finance Authority of Maine Solid Waste Disposal Revenue
(Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 (AMT) #, •	1,000,000	983,610
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	7,500,000	6,562,500
George L Smith II Congress Center Authority
(Convention Center Hotel) Series A 4.00% 1/1/54	4,000,000	3,090,400
Inland California Empire Tobacco Securitization
Series E 144A 0.63% 6/1/57 #, ^	7,000,000	382,410
Series F 144A 0.24% 6/1/57 #, ^	163,120,000	7,482,314
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Public Facilities Authority
(Louisiana Pellets Project)
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	$ 135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,586	122
Series LA 144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Lower Alabama Gas District
(Gas Project Revenue Bonds) Series A 5.00% 9/1/46	6,000,000	6,008,040
Main Street Natural Gas
Series A 4.00% 5/15/39	2,500,000	2,262,775
Nassau County Tobacco Settlement
Series A-3 5.125% 6/1/46	10,000,000	9,171,600
New Hampshire Business Finance Authority
Series B 144A 3.75% 7/1/45 (AMT) #, •	2,000,000	1,596,420
New Jersey Tobacco Settlement Financing
(Subordinate) Series B 5.00% 6/1/46	6,000,000	5,736,660
New York City Industrial Development Agency
(Yankee Stadium Project) Series A 3.00% 3/1/49	1,000,000	711,200
New York Counties Tobacco Trust IV
(Tobacco Settlement Pass-Through Bonds) Series F 7.084% 6/1/60 ^	55,000,000	2,730,750
New York Counties Tobacco Trust V
(Pass Through Program) Series 4B 144A 0.622% 6/1/60 #, ^	322,800,000	10,984,884
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass-Through Bonds) Series C 5.00% 6/1/51	1,000,000	913,790
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	9,000,000	10,553,760
NQ-IV056 [12/22] 2/23 (2742180)    1

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Finance Authority Education Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	3,030,000	$ 2,749,695
Sanger Industrial Development
(Texas Pellets Project) Series B 8.00% 7/1/38 (AMT) ‡	17,870,000	4,467,500
Tobacco Securitization Authority of Southern California
Series C 1.746% 6/1/46 ^	3,515,000	542,962
(Capital Appreciation - Restructured) Series D 2.151% 6/1/46 ^	6,540,000	791,079
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 5.00% 6/1/48	875,000	871,281
Tobacco Settlement Financing
Series B 5.00% 6/1/50	5,000,000	4,949,650
Vermont Economic Development Authority Solid Waste Disposal Revenue
(Casella Waste System Project) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	974,700
		121,601,049
Education Revenue Bonds — 16.01%
Arlington Higher Education Finance
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	181,678
Series A 5.00% 8/15/41	600,000	541,956
Series A 5.375% 8/15/36	4,585,000	4,500,132
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	9,000,000	10,285,740
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(Julian Charter School) Series A 144A 5.625% 3/1/45 #	510,000	$ 467,991
(Palmdale Aerospace Academy) Series A 144A 5.00% 7/1/41 #	1,750,000	1,611,085
California School Finance Authority
(Aspire Public School) 144A 5.00% 8/1/41 #	1,375,000	1,380,816
(Rocketship Public Schools - Obligated Group)
Series G 144A 5.00% 6/1/47 #	675,000	602,498
Series G 144A 5.00% 6/1/53 #	675,000	591,280
Capital Trust Agency
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	310,206
Chester Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	11,489,640
Florida Development Finance Corporation Educational Facilities Revenue
(Renaissance Charter School project)
Series A 144A 6.00% 6/15/35 #	2,000,000	2,018,420
Series A 144A 6.125% 6/15/44 #	5,300,000	5,370,967
Series C 144A 5.00% 9/15/50 #	2,000,000	1,709,800
Iowa Finance Authority
(Childserve Project) Series B 5.00% 6/1/36	2,425,000	2,247,902

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy Project) 5.00% 9/1/40	1,115,000	$ 1,001,226
(Old Redford Academy Project)
Series A 5.90% 12/1/30	1,690,000	1,612,885
Series A 6.50% 12/1/40	3,000,000	2,821,770
Michigan Public Educational Facilities Authority Revenue
(Old Redford Project) Series A 5.875% 12/1/30	1,720,000	1,638,902
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/48 #	500,000	456,645
Series A 144A 5.125% 12/15/45 #	2,515,000	2,364,729
Philadelphia Authority for Industrial Development
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	369,960
Pima County, Arizona Industrial Development Authority Revenue
(Noah webster Schools) Series A 7.00% 12/15/43	1,500,000	1,530,135
Public Finance Authority Education Revenue
(Cornerstone Charter Academy Project) Series A 144A 5.125% 2/1/46 #	3,000,000	2,729,850
(Triad Educational Services) Series A 144A 5.50% 6/15/45 #	6,000,000	6,021,600
(Wittenberg University Project) 144A 5.25% 12/1/39 #	5,000,000	4,609,700
University of Texas System Board of Regents
Series B 5.00% 8/15/49	8,320,000	9,457,344
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Virginia
(Green Bond) Series 2 3.57% 4/1/45	10,000,000	$ 9,089,200
		87,014,057
Electric Revenue Bonds — 4.65%
Arkansas River Power Authority
Series A 5.00% 10/1/43	5,000,000	4,918,450
Development Authority of Burke County Pollution Control Revenue
(Oglethrope Power Corporation Vogtle Project) Series A 1.50% 1/1/40 •	700,000	661,829
Guam Power Authority
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/38	135,000	140,927
Series A 5.00% 10/1/41	1,200,000	1,238,052
Series A 5.00% 10/1/42	585,000	602,199
Series A 5.00% 10/1/43	1,450,000	1,490,658
Series A 5.00% 10/1/44	1,000,000	1,027,300
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/23 ‡	2,785,000	2,040,012
Series TT 5.00% 7/1/37 ‡	3,730,000	2,732,225
Series WW 5.00% 7/1/28 ‡	2,635,000	1,930,138
Series WW 5.25% 7/1/33 ‡	430,000	316,050
Series XX 5.25% 7/1/40 ‡	9,505,000	6,986,175
Series XX 5.75% 7/1/36 ‡	1,630,000	1,206,200
		25,290,215
Healthcare Revenue Bonds — 13.94%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project) Series D-2 144A 7.75% 1/1/54 #	2,100,000	1,223,775
(Third Tier - Great Lakes Senior Living Communities) Series C 144A 5.50% 1/1/54 #	4,000,000	2,184,280
Bexar County Health Facilities Development
(Army Retirement Residence Foundation Project) 5.00% 7/15/41	5,395,000	4,954,606

NQ-IV056 [12/22] 2/23 (2742180)    3

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	6,210,000	$ 7,096,912
City of Chicago, Illinois
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,395,000	5,323,689
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	895,280
Series A 144A 5.00% 9/1/53 #	1,600,000	1,396,848
Gainesville & Hall County Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/47	3,775,000	2,714,301
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	4,000,000	3,324,240
Lenexa City, Kansas health Care Facility Revenue
(Lakeview Village)
Series A 4.00% 5/15/34	1,000,000	880,630
Series A 5.00% 5/15/39	1,500,000	1,441,545
Michigan Finance Authority Limited Obligation Revenue
Series A 3.00% 12/1/49	7,000,000	5,067,090
Muskingum County Ohio Hospital Facilities Revenue
(Genesis HealthCare System Obligated Group Project) 5.00% 2/15/48	2,000,000	1,721,580
Nassau County Industrial Development Agency
(Amsterdam at Harborside Project) Series B 5.00% 1/1/58 ~, •	10,884,206	5,322,486
New Hope Cultural Education Facilities Finance
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	3,805,000	2,752,461
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oklahoma Development Finance Authority
(OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	$ 2,711,490
Orange County New York Funding Corporation Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	4,900,000	3,912,895
Palomar Health
4.00% 11/1/39	4,375,000	3,972,894
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 5.00% 5/15/53	1,895,000	1,750,525
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	2,000,000	1,684,460
Tarrant County Cultural Education Facilities Finance
Series A 6.75% 11/15/47	1,000,000	1,005,120
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	3,650,000	3,096,258
(Buckner Senior Living - Ventana Project) Series A 6.75% 11/15/52	2,500,000	2,508,125
Terre Haute Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,607,360
Washington State Housing Finance Commission
(Rockwood Retirement Communities Project) Series A 144A 7.50% 1/1/49-24 #, §	5,000,000	5,209,700
		75,758,550

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 0.10%
CSCDA Community Improvement Authority Essential Housing Revenue
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	700,000	$ 533,918
		533,918
Lease Revenue Bonds — 1.61%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,400,000	1,405,628
5.875% 11/1/43	1,890,000	1,895,916
New York Liberty Development Revenue
(World Trade Center Project) 144A 7.25% 11/15/44 #	2,000,000	2,010,060
St Louis Municipal Finance
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 ^	2,250,000	1,278,990
Series A 6.44% 7/15/37 ^	4,000,000	2,143,000
		8,733,594
Local General Obligation Bonds — 3.29%
City of Detroit, Michigan
5.25% 4/1/23	220,100	220,195
City of Fairfield, Alabama
6.00% 6/1/37 ‡	8,485,000	6,788,000
MIDA Golf and Equestrian Center Public Infrastructure District
(Utah Limited Tax)
144A 4.50% 6/1/51 #	2,665,000	1,992,380
144A 4.625% 6/1/57 #	2,310,000	1,702,424
Village of Riverdale
8.00% 10/1/36	7,140,000	7,154,280
		17,857,279
Pre-Refunded/Escrowed to Maturity Bonds — 5.32%
California School Finance Authority
(Aspire Public School) 144A 5.00% 8/1/41-25 #, §	125,000	132,325
Central Texas Regional Mobility Authority Revenue
Series A 5.00% 1/1/45-25 §	4,000,000	4,228,520
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Golden State California Tobacco Securitization Corporate Settlement Revenue
Series A-1 5.00% 6/1/29-27 §	1,250,000	$ 1,384,112
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	6,265,000	6,631,315
Kentucky Public Transportation Infrastructure Authority
(Downtown Crossing Project) Series A 5.75% 7/1/49-23 §	4,000,000	4,042,600
North Texas Tollway Authority Revenue Special Project System Revenue
(The Hamlet at Wallkill Assisted Living Project) Series C 12.219% 9/1/43-31 §, ~	5,000,000	6,242,000
Osceola County Expressway Authority
(Poinciana Parkway Project) Series A 5.375% 10/1/47-24 §	2,000,000	2,090,520
Savannah Economic Development Authority
(The Marshes of Skidway Island Project) 7.25% 1/1/49-24 §	4,000,000	4,164,080
		28,915,472
Special Tax Revenue Bonds — 16.54%
Arizona Industrial Development Authority Revenue
Series A 4.00% 9/15/33	9,000,000	9,011,790
Branson Industrial Development Authority
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	530,000	474,975
Broadway-Fairview Transportation Development District
(Columbia, Missouri)
Series A 5.875% 12/1/31	675,000	423,562
Series A 6.125% 12/1/36	1,050,000	658,875
City of Detroit, Michigan
Series B 3.633% 6/15/34 ‡, •	6,960,244	6,264,220

NQ-IV056 [12/22] 2/23 (2742180)    5

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	32,212,405	$ 26,977,889
Grandview Missouri Industrial Development Authority Tax Increment Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	220,000
Kansas City Tax Increment Financing Commission Tax Increment Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	1,343,000
Lakeside 370 Levee District - Subdistrict B
Series 2015-B 0.00% 4/1/55 ^	853,802	768,422
Lees Summit Industrial Development Authority
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	2,185,000	1,354,700
Marquis Community Development Authority of York County Virginia
Series B 5.625% 9/1/41 ‡	2,779,000	1,232,959
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	39,424
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡	859,000	383,784
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	1,290,000	1,293,844
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.751% 7/1/51 ^	28,564,000	5,177,511
Series A-1 2.706% 7/1/46 ^	9,915,000	2,455,351
Series A-1 4.55% 7/1/40	590,000	542,747
Series A-1 5.00% 7/1/58	11,100,000	10,105,773
Series A-2 4.784% 7/1/58	8,072,000	7,023,366
Series B-1 4.75% 7/1/53	5,484,000	4,861,237
San Buenaventura Redevelopment Agency
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	1,000,000	1,003,560
8.00% 8/1/38	1,500,000	1,505,475
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Stone Canyon Community Improvement District
(Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	$ 325,000
Village of East Dundee
(Route 25 South Redevelopment Project) 5.625% 12/1/31	1,505,000	1,404,933
Whiting Redevelopment District
4.00% 1/15/32	2,600,000	2,264,106
Wyandotte County-Kansas City Unified Government
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	3,000,000	2,778,450
		89,894,953
State General Obligation Bonds — 5.59%
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	5,000,000	3,405,100
Commonwealth of Puerto Rico
(Restructured)
Series A1 4.00% 7/1/41	5,360,400	4,212,416
Series A-1 4.00% 7/1/46	2,071,000	1,558,966

(Subordinate) Series C 3.357% 11/1/43 •	40,956,182	17,969,525
Illinois State
4.00% 6/1/32	3,410,000	3,232,544
		30,378,551
Transportation Revenue Bonds — 9.64%
Austin Texas Airport System Revenue
5.00% 11/15/24 (AMT)	1,650,000	1,702,239
California Municipal Finance Authority
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	6,650,000	5,619,583
Series A 5.00% 12/31/43	1,500,000	1,510,140
Central Texas Regional Mobility Authority Revenue
(Capital Appreciation Bonds)
7.81% 1/1/36 ^	2,500,000	1,388,475
7.85% 1/1/40 ^	2,000,000	863,360

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	$ 3,252,275
Florida Development Finance Corporation Taxable Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.25% 7/1/57 (AMT) #, •	2,500,000	2,493,050
Foothill-Eastern Transportation Corridor Agency, California
Series B-1 3.95% 1/15/53	2,800,000	2,490,964
Series B-2 3.50% 1/15/53	1,600,000	1,300,608
Metropolitan Transportation Authority Revenue
(Green Bond) Series B 4.00% 11/15/50	5,000,000	4,078,750
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series B 6.50% 10/1/44	1,000,000	1,114,160
Mid-Bay Bridge Authority
Series A 5.00% 10/1/40	2,000,000	2,006,160
Montgomery County Toll Road Authority
5.00% 9/15/48	1,000,000	1,001,860
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,000,000	921,240
North Carolina Turnpike Authority Triangle Expressway System Revenue
(Capital Appreciation Bonds) Series C 0.001% 7/1/41 ^	4,160,000	1,592,198
(Triangle Expressway System Senior Lien Turnpike Revenue Bonds) 4.00% 1/1/55	1,000,000	885,480
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission
Series E 6.375% 12/1/38	13,500,000	$ 15,255,945
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
Series B 3.25% 7/1/49 (AMT)	1,555,000	1,163,249
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/52	3,930,000	3,720,020
		52,359,756
Total Municipal Bonds (cost $640,180,723)		538,337,394
Number of shares
Short-Term Investments — 0.15%
Money Market Mutual Funds — 0.06%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 4.04%)	290,675	290,675
290,675
	Principal amount°
Variable Rate Demand Notes — 0.09%¤
Los Angeles Department of Water & Power
(Power System) Series A 2.50% 7/1/50 (SPA - Royal Bank of Canada)•	200,000	200,000
University of Delaware
Series C 3.50% 11/1/37 (SPA - TD BANK)	300,000	300,000
		500,000
Total Short-Term Investments (cost $790,675)		790,675

Total Value of Securities—99.22% (cost $640,971,398)		539,128,069
Receivables and Other Assets Net of Liabilities—0.78%		4,256,862
Net Assets Applicable to 128,105,065 Shares Outstanding—100.00%		$543,384,931

NQ-IV056 [12/22] 2/23 (2742180)    7

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $94,994,703, which represents 17.48% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2022.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of December 31, 2022.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar
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